Capital Structure, Financial Risk and Related Items - Warrant Activity (Details) - kr / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	989,891	937,968	968,451
Granted	369,847	209,377	258,958
Exercised	(112,651)	(112,962)	(243,117)
Expired	(287)	(1,317)
Cancelled	(39,637)	(43,175)	(46,324)
Balance at end of period	1,207,163	989,891	937,968
Exercisable at year end	446,416	416,541	434,179
Exercisable warrants in the money at year end	149,312	360,539	434,179
Weighted average exercise price of warrants at beginning	kr 1,980.25	kr 1,770.31	kr 1,501.49
Weighted average exercise price per warrant granted	1,974.71	2,632.02	2,244.22
Weighted average exercise price on date of grant per warrant exercised	1,143.29	1,341.40	1,154.95
Weighted average exercise price of warrants expired	1,032.00	1,225.18
Weighted average exercise price of warrants cancelled	2,300.10	2,274.50	2,029.00
Weighted average exercise price of warrants at ending	2,046.38	1,980.25	1,770.31
Weighted Average Exercise Price Of Warrants Exercisable	1,759.86	1,416.25	1,265.68
Weighted Average Exercise Price Of Warrants Exercisable In Money	kr 1,131.68	kr 1,272.37	kr 1,265.68
Percentage of change in share capital - warrants exercised	2.00%	1.00%	1.00%
Weighted average Black-Scholes fair value per warrant granted	kr 1,877.19	kr 2,657.76	kr 2,815.33
Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	2,323	1,920	10,658
Granted	694	403	1,541
Exercised			(1,558)
Transfers			(8,721)
Balance at end of period	3,017	2,323	1,920
Exercisable at year end	1,226	875	617
Exercisable warrants in the money at year end		617	617
Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	139,193	129,798	159,634
Exercised	(63,811)	(11,900)	(29,836)
Transfers	555	21,295
Balance at end of period	75,937	139,193	129,798
Exercisable at year end	63,405	123,345	118,571
Exercisable warrants in the money at year end	46,166	123,345	118,571
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	791,715	773,014	739,000
Granted	354,255	198,001	250,005
Exercised	(31,721)	(74,672)	(176,948)
Expired	(155)	(1,200)
Cancelled	(73)	(32)	(13,670)
Transfers	(53,903)	(103,396)	(25,373)
Balance at end of period	1,060,118	791,715	773,014
Exercisable at year end	321,099	246,635	282,296
Exercisable warrants in the money at year end	77,669	192,945	282,296
Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	56,660	33,236	59,159
Granted	14,898	10,973	7,412
Exercised	(17,119)	(26,390)	(34,775)
Expired	(132)	(117)
Cancelled	(39,564)	(43,143)	(32,654)
Transfers	53,348	82,101	34,094
Balance at end of period	68,091	56,660	33,236
Exercisable at year end	60,686	45,686	32,695
Exercisable warrants in the money at year end	25,477	43,632	32,695